FINANCIAL INSTRUMENTS (Concentration Risk) (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2018 USD ($) vessel containership Rate	Jun. 30, 2017 Rate	Dec. 31, 2017 USD ($) Rate	Apr. 23, 2018	Oct. 31, 2017 NOK (kr)	Sep. 12, 2017 subsidiary Rate	Oct. 05, 2016	Mar. 19, 2014 NOK (kr)
Financial Instruments, Concentration of Risk
Notional principal		$ 1,000,000,000		$ 1,100,000,000
Loans to related parties which are associates		293,710,000		314,000,000
Seadrill [Member]
Financial Instruments, Concentration of Risk
Loans to related parties which are associates		$ 293,700,000		$ 317,800,000
Sales Revenue, Net [Member] | Golden Ocean [Member]
Financial Instruments, Concentration of Risk
Concentration risk, percentage		14.01%	13.52%	14.00%
Sales Revenue, Net [Member] | Maersk [Member]
Financial Instruments, Concentration of Risk
Concentration risk, percentage		26.01%	10.56%	13.98%
Sales Revenue, Net [Member] | MSC [Member]
Financial Instruments, Concentration of Risk
Concentration risk, percentage		11.46%	9.12%	10.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Financial Instruments, Concentration of Risk
Concentration risk, percentage | Rate		10.26%	18.15%	15.00%
Net Income [Member] | Customer Concentration Risk [Member]
Financial Instruments, Concentration of Risk
Concentration risk, percentage | Rate		35.90955%	42.00%	38.56475%
Frontline Ltd [Member]
Financial Instruments, Concentration of Risk
Minimum free cash		$ 2,000,000
Management fees		$ 9,000
Seadrill [Member]
Financial Instruments, Concentration of Risk
Number of wholly-owned subsidiaries that own drilling units accounted for using the equity method | subsidiary							3
Agreed Proportion of temporary reduction to daily charter rate | Rate							29.00%
Period with economic effect	5 years
Agreed extension period	13 months
Number of drilling rigs owned by wholly-owned subsidiaries account for using the equity method | subsidiary							3
Agreed period of extension to bank loan term	4 years
MSC [Member]
Financial Instruments, Concentration of Risk
Number of container vessels | containership		27
Golden Ocean [Member]
Financial Instruments, Concentration of Risk
Number of dry bulk carriers leased | vessel		8
Maersk [Member]
Financial Instruments, Concentration of Risk
Number of container vessels | containership		7
Frontline [Member] | Frontline Shipping [Member]
Financial Instruments, Concentration of Risk
Ownership interest in subsidiary (percent)		100.00%
Equity Accounted Subsidiaries [Member] | Financial Guarantee [Member]
Financial Instruments, Concentration of Risk
Amount guaranteed by Ship Finance		$ 266,114,000		$ 235,000,000
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Financial Instruments, Concentration of Risk
Principle debt amount | kr									kr 900,000,000
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Financial Instruments, Concentration of Risk
Principle debt amount | kr						kr 500,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Financial Instruments, Concentration of Risk
Interest rate		5.75%						5.75%
Senior Unsecured Convertible Bonds due 2023 [Member]
Financial Instruments, Concentration of Risk
Interest rate					4.875%
Not Designated as Hedging Instrument [Member]
Financial Instruments, Concentration of Risk
Long-term receivables		$ 8,700,000		3,200,000
Short-term payables		6,600,000		300,000
Long-term payables		$ 30,000		$ 7,400,000